CASH AND DUE FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of detailed information about cash and cash equivalents [Text Block]
This item consists of the following:

	2018	2017
	S/(000)	S/(000)

Cash and clearing (a)	6,169,795	5,034,569
Deposits with Central Reserve Bank of Peru - BCRP (a)	13,206,885	15,136,245
Deposits with local and foreign banks (b)	2,509,520	2,828,830
Interbank funds	253,970	207,559
Accrued interest	20,633	4,994
Total cash and cash equivalents	22,160,803	23,212,197
Restricted funds	7,713	9,790
Total cash	22,168,516	23,221,987

Disclosure of detailed information about reserve deposits [Text Block]

These accounts mainly include the legal cash requirements that Credicorp and its Subsidiaries must keep to be able to honor their obligations with the public, which are within the limits established by current legislation. The composition of these funds is as follows:

	2018	2017
	S/(000)	S/(000)

Legal cash requirements (i)
Deposits with Central Reserve Bank of Peru	11,769,043	11,768,476
Cash in vaults of Bank	5,591,168	4,425,384
Total legal cash requirements	17,360,211	16,193,860

Additional funds
Overnight deposits (ii)	1,437,842	3,367,769
Cash in vaults of Bank and others	578,627	609,185
Total additional funds	2,016,469	3,976,954
Total	19,376,680	20,170,814

(i)
At December 31, 2018 cash and deposits subject to legal cash requirements in local and foreign currency are subject to an implicit rate of 5.01 percent and 35.12 percent, respectively, on the total balance of obligations subject to legal cash requirements, as required by the BCRP (5.00 percent and 32.40 percent, respectively, at December 31, 2017).

(ii)
At December 31, 2018, the Group maintains two “overnight” deposits with the BCRP, which are denominated in U.S Dollars for US$426.3 million, equivalent to S/1,437.8 million. At said date, deposits in dollars accrue interest at annual rates of 2.43 percent and have maturities at 2 days.

At December 31, 2017, the Group maintains two “overnight” deposits with the BCRP, which are denominated in U.S Dollars for US$946.6 million, equivalent to S/3,067.8 million and a deposit in soles for S/300.0 million. At said date, deposits in dollars and soles accrue interest at annual rates of 1.41 percent and 2.00 percent, respectively, and have maturities at 5 days.